Employee benefit costs	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Employee benefit costs	3 Employee benefit costs

	Note	2025 £m	2024 £m	2023 £m
Wages and salaries		2,629	2,424	2,263
Social security costs		240	218	219
Other pension and retirement benefit costs	15	166	115	108
Share-based payments - equity and cash-settled	28	90	74	74
		3,125	2,831	2,664
In 2025, included within employee benefit costs are expenses in relation to the Group’s restructuring initiatives of £26 million, as explained in note 7, and an adjusting charge of £28 million representing a premium on a buy-out transaction in the UK, as explained in note 15.
In 2023, included within employee benefits costs is a credit of £26 million in relation to the Group’s restructuring initiatives, as explained in note 7.